Reverse Capitalization and Business Combination - Historical Capital on Merger (Details) - shares	Sep. 12, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reverse Capitalization and Business Combination
Common shares	8,254,527	160,036,639	153,094,269	107,806,361
Treasury shares		(3,715,688)	(4,200,371)	(7,890,800)
Class C shares
Reverse Capitalization and Business Combination
Common shares				8,052,499
Legacy Tritium Holdings
Reverse Capitalization and Business Combination
Common shares				73,254,797
Treasury shares				(5,361,826)
Legacy Tritium Holdings | Class C shares
Reverse Capitalization and Business Combination
Common shares				5,468,249